RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
RESEARCH AND DEVELOPMENT EXPENSES.
Schedule of research and development expenses

	Year Ended December 31,
	2021	2020	2019

	U.S. dollars in thousands
Payroll and related expenses	839	636	623
Professional services	1,821	1,752	2,345
Share-based payments	1,910	883	671
Clinical and pre-clinical trials	23,905	12,569	12,840
Intellectual property development	349	298	317
Other	674	353	623
	29,498	16,491	17,419